RELATED PARTY TRANSACTIONS - Founder Shares (Details) - CIK 0001844840 Artisan Acquisition Corp							11 Months Ended
	Nov. 08, 2021 USD ($)	Sep. 14, 2021 shares	May 25, 2021 shares	Mar. 08, 2021 director $ / shares shares	Mar. 01, 2021 USD ($) $ / shares shares	Feb. 04, 2021 USD ($) shares	Dec. 31, 2021 D $ / shares shares
Over-allotment option
Related party transactions
Number of units sold			3,934,235				4,500,000
Class A ordinary shares
Related party transactions
Common shares, shares outstanding							0
Class B ordinary shares
Related party transactions
Common shares, shares outstanding							9,983,558
Number of shares forfeited			141,441
Class B ordinary shares | Over-allotment option
Related party transactions
Number of units sold			3,934,235
Sponsor | Class B ordinary shares
Related party transactions
Number of shares surrendered for no consideration		1
Anchor Investors | Class B ordinary shares
Related party transactions
Aggregate proceeds from sale of stock | $					$ 0
Number of shares transferred to each investor by Sponsor					375,000
Aggregate number of shares transferred by Sponsor					750,000
Founder Shares | Sponsor
Related party transactions
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences							150 days
Founder Shares | Sponsor | Class B ordinary shares
Related party transactions
Aggregate proceeds from sale of stock | $					$ 0	$ 25,000
Number of shares issued						8,625,000
Share capitalization, shares issued					1,500,000
Common shares, shares outstanding					10,125,000
Number of shares subject to forfeiture					1,125,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders					20.00%		20.00%
Restrictions on transfer period of time after business combination completion							1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares							$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							30
Sponsor Sale of Shares to Directors | Director | Class B ordinary shares
Related party transactions
Number of shares transferred to each investor by Sponsor				25,000
Number of directors | director				4
Aggregate number of shares transferred by Sponsor				100,000
Price per share | $ / shares				$ 0.002
Forward Purchase Agreements
Related party transactions
Aggregate proceeds from sale of stock | $	$ 2,100,000
Forward Purchase Agreements | Anchor Investors | Class A ordinary shares | Private Placement
Related party transactions
Number of shares subscribed					6,000,000
Price per share | $ / shares					$ 10.00